REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract assets and contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized which was previously deferred	$ 78,453
Contract assets and contract liabilities
Contract assets, current	202,462	$ 194,511
Contract assets, non-current	5,627	7,026
Contract liabilities	$ 185,596	$ 139,242